Supplemental cash flow information	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
16	Supplemental cash flow information

		Six months ended June 30
	Note	2018	2017
Non-cash investing activities
Acquisition of investments from the sale of asset	8	$1,000	$-